Pledged assets	12 Months Ended
Dec. 31, 2020
Pledged assets
Pledged assets

Note 27. Pledged assets

		December 31,	December 31,
Pledged assets	Pledged to secure	2019	2020
		(in thousands)
Restricted cash and time deposit (1)	Short-term secured borrowings	$164,000	104,000
Restricted time deposits (1)	For customs duties	133	141
Land (2)	Long-term unsecured borrowings	-	27,500
Building and improvements (2)	Long-term unsecured borrowings	-	43,616
		$164,133	175,257

Note (1): The pledged assets are booked as restricted deposits and classified as current or noncurrent by its liquidity.

Note (2): Guarantee and collateral for long-term unsecured borrowings.